UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2009

Check here if Amendment             [_];  Amendment Number: ______

This Amendment (Check only one.):   [_]   is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kingdom Ridge Capital, L.L.C.
Address:   81 Main Street, Suite 209
           White Plains, NY 10601

Form 13F File Number:  028-13333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Manley
Title:  Chief Financial Officer
Phone:  (914) 517-8654

Signature, Place, and Date of Signing:

/s/ Michael Manley               White Plains, New York      November 16, 2009
-----------------------      ----------------------------   -------------------
     [Signature]                   [City, State]                [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                              FORM 13F SUMMARY PAGE
Report Summary:


Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    25

Form 13F Information Table Value Total:    $264,262
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number        Name

1.        028-13335                   Kingdom Ridge Capital Master Fund, Ltd.


                                                      FORM 13F INFORMATION TABLE
                                                      Kingdom Ridge Capital, LLC
COLUMN 1                      COLUMN  2      COLUMN 3    COLUMN 4     COLUMN 5        COLUMN 6    COLUMN 7      COLUMN 8

                              TITLE OF                   VALUE   SHRS OR    SH/ PUT/  INVESTMENT  OTHR     VOTING AUTHORITY
NAME OF ISSUER                CLASS          CUSIP      (X$1000) PRN AMT    PRN CALL  DISCRETION  MGRS   SOLE     SHARED  NONE
ADVANCED MICRO DEVICES INC      COM          007903107   6,226   1,100,000  SH         DEFINED    1    1,100,000
ALCATEL-LUCENT                SPONSORED ADR  013904305  20,662   4,601,855  SH         DEFINED    1    4,601,855
APPLIED MICRO CIRCUITS CORP     COM NEW      03822W406  34,797   3,483,194  SH         DEFINED    1    3,483,194
ARRIS GROUP INC                 COM          04269Q100   2,277     175,000  SH         DEFINED    1      175,000
ASML HOLDING N V              NY REG SHS     N07059186   1,479      50,000  SH         DEFINED    1       50,000
ATHEROS COMMUNICATIONS INC      COM          04743P108   2,653     100,000  SH  PUT    DEFINED    1      100,000
BROADCOM CORP                   CL A         111320107   9,207     300,000  SH         DEFINED    1      300,000
CORNING INC                     COM          219350105   1,914     125,000  SH         DEFINED    1      125,000
ENERNOC INC                     COM          292764107   1,658      50,000  SH         DEFINED    1       50,000
FINISAR                         COM          31787A101   5,089     525,773  SH         DEFINED    1      525,773
INTERNATIONAL BUSINESS MACHS    COM          459200101   2,392      20,000  SH         DEFINED    1       20,000
LAM RESEARCH CORP               COM          512807108   1,366      40,000  SH         DEFINED    1       40,000
MARVELL TECHNOLOGY GROUP LTD    ORD          G5876H105   4,857     300,000  SH         DEFINED    1      300,000
MICROCHIP TECHNOLOGY INC        COM          595017104  15,900     600,000  SH  PUT    DEFINED    1      600,000
MICROSOFT CORP                  COM          594918104  36,008   1,400,000  SH         DEFINED    1    1,400,000
ORACLE CORP                     COM          68389X105   3,813     182,960  SH         DEFINED    1      182,960
PALM INC NEW                    COM          696643105   3,317     190,000  SH         DEFINED    1      190,000
PMC-SIERRA INC                  COM          69344F106   1,912     200,000  SH         DEFINED    1      200,000
POWERSHARES QQQ TRUST         UNIT SER 1     73935A104  84,500   2,000,000  SH  PUT    DEFINED    1    2,000,000
QLOGIC CORP                     COM          747277101  10,492     610,000  SH         DEFINED    1      610,000
QUALCOMM INC                    COM          747525103   3,823      85,000  SH         DEFINED    1       85,000
STEC INC                        COM          784774101     735      25,000  SH         DEFINED    1       25,000
TAKE-TWO INTERACTIVE SOFTWAR    COM          874054109   3,363     300,000  SH         DEFINED    1      300,000
TELLABS INC                     COM          879664100     734     106,004  SH         DEFINED    1      106,004
TERADYNE INC                    COM          880770102   5,088     550,000  SH         DEFINED    1      550,000



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